Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
R5 Shares | JPMorgan Alternative Strategies Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.72%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	2.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.18%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.38%	[1]
1 Year	rr_ExpenseExampleYear01	241
3 Years	rr_ExpenseExampleYear03	1,302
5 Years	rr_ExpenseExampleYear05	2,360
10 Years	rr_ExpenseExampleYear10	4,987
1 Year	rr_ExpenseExampleNoRedemptionYear01	241
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,302
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,360
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,987
R5 Shares | JPMorgan Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Alternative Strategies Fund Class/Ticker: R5/JASRX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and deliver a return that has a low correlation to U.S. stock and bond markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest in a broad range of alternative or non-traditional asset classes and strategies which include: market neutral strategies, commodities, real estate, inflation-protected, high yield (junk bonds), loan assignments and participations (Loans) and emerging markets. These asset classes and strategies typically have a low correlation to the performance of the broad U.S. stock and bond markets. By allocating its assets across these asset classes and strategies, the Fund seeks to limit volatility in the overall portfolio by controlling the effect of any one asset class or strategy and to provide enhanced risk-adjusted returns. The Fund also seeks to manage inflation risk through its exposure to inflation-protected strategies, commodities and real estate.

In allocating the Fund's assets across these alternative and non-traditional asset classes and strategies, the Fund's adviser considers a number of factors including: the market and economic environment, the adviser's outlook for various asset classes, inflation risk and the correlation between asset classes. The adviser determines the strategic weight for each asset class by using three- to five-year and 10- to 15-year outlooks. In determining whether to buy or sell securities, the adviser takes a long-term approach and focuses on making investments that it believes will perform well over time while seeking to limit volatility and inflation risk in the portfolio. The adviser may periodically rebalance assets and make strategic or tactical changes to the portfolio in response to changing market or economic conditions.

In seeking to achieve its investment objective, the Fund may invest in a wide range of investment instruments, including other J.P. Morgan Funds, exchange traded funds (ETFs), and closed end funds (collectively, underlying funds). In addition to investing in underlying funds, the Fund may gain exposure to alternative asset classes through investments in individual securities that are structured as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary securities, commercial paper, common stock, corporate debt securities, inflation-linked debt securities like Treasury Inflation Protected Securities (TIPS), master limited partnerships (MLPs), real estate investments trusts (REITs), sovereign obligations, and structured instruments. In addition to its investments in emerging markets, the Fund may invest in underlying funds, securities and other instruments that have exposure to developed foreign markets to gain exposure to commodities and the other alternative asset classes and/or strategies. The Fund may invest a significant amount of its assets in a single alternative asset class and/or strategy.

In addition to investing in alternative and non-traditional asset classes, a portion of the Fund may have exposure to more traditional asset classes primarily through investments in U.S. treasury securities and U.S. government agency securities for purposes of diversification.

Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives structured as futures contracts, options, swaps, and forward contracts as a substitute for securities in which the Fund can invest. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain. To the extent that the Fund invests in underlying funds, such underlying funds may also use derivatives.

The Fund is non-diversified.

Risk [Heading]	rr_RiskHeading	The Fund's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to management risk and may not achieve its objective if the adviser's expectations about particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its direct investments and investments in underlying funds.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Company and ETF Risks. The Fund may invest in other investment companies and ETFs as a primary strategy, so the Fund's investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders bear both their proportionate share of the Fund's expenses and similar expenses of the underlying funds. Certain underlying funds such as ETFs may not be actively managed. Securities may be purchased, held and sold by such funds when an actively managed fund would not do so. In addition, ETFs and closed end funds may trade at below their net asset value (also known as a discount).

Strategy Risk. A primary strategy of some of the underlying funds is to invest in common stock considered to be attractive and to sell short securities considered to be unattractive (market neutral strategies). These strategies involve complex securities transactions that require the Fund or an underlying fund to borrow securities. The Fund or the underlying fund may not be able to borrow a security it wishes to sell short or may have to purchase a borrowed security in the market to return it to the lender at a disadvantageous time or price. Losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Equity Securities Risk. Equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably.

Inflation-Protected Strategy Risks. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase. In addition, there can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. The Fund may also use underlying funds or investments that utilize certain types of securities as a proxy for inflation-protected securities such as REITs, real estate, or commodities. These investments may not reflect the impact of inflation.

Commodity Risk. Exposure to commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that the Fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Some of the underlying funds may invest in natural resources companies. In addition to "Commodity Risk", equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. The value of real estate securities will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called "sub-prime" mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. An underlying fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

High Yield Securities and Loan Risk. The Fund may be exposed to investments in securities including junk bonds and Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (commonly known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Loans are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for certain underlying funds than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Foreign Securities and Emerging Market Risks. Foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in "emerging markets."

Interest Rate Risk. Income securities will change in value based on changes in interest rates. If rates rise, the value of these investments drops.

Credit Risk. Certain investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not been exposed to such derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. MLPs are subject to "Commodity Risk" as well as the risks associated with the specific industry or industries in which the partnership invests such as "Natural Resources Risk". In addition, the managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results of those issuing the securities.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results of those issuing the securities.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on July 1, 2010 and has limited performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on July 1, 2010 and has limited performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan incurred by the Fund and any underlying Fund and (2) acquired fund fees incurred by an underlying Fund) exceed 1.30% of the average daily net assets of Class R5 Shares. This contract cannot be terminated prior to 11/1/12 at which time the Service Providers will determine whether or not to renew or revise it.